RETIREMENT BENEFIT PLANS - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of net defined benefit liability (asset) [abstract]
Defined contribution expense	£ 40	£ 40
Defined benefit expense	£ 4	£ 6